[Julius Baer Investment Funds Letterhead]

July 28, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  Julius Baer Investment Funds (the “Trust”)
        1933 Act File No. 33-47507
        1940 Act File No. 811-6652

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the prospectus and statement of additional information for the Trust dated July 24, 2006, does not differ from that contained in Post-Effective Amendment No. 42 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on July 24, 2006.

Please do not hesitate to contact the undersigned at (617) 937-5523 if you have any questions.

Sincerely,

/s/ Rainer L.C. Frost
Rainer L.C. Frost
Assistant Secretary of the Trust